Insurance Contracts	12 Months Ended
Dec. 31, 2018
Disclosure Of Types Of Insurance Contracts Abstract [Abstract]
Disclosure Of Insurance Contracts Explanatory

37. Insurance Contracts

37.1 Insurance Assets

Details of deferred acquisition costs included in other assets as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Non-life insurance	￦	267,602	￦	547,831
Life insurance		130,393		119,293

Total	￦	397,995	￦	667,124

Changes in the deferred acquisition costs for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	—	￦	521,090	￦	(253,488)	￦	267,602
Life insurance		122,151		116,826		(108,584)		130,393

Total	￦	122,151	￦	637,916	￦	(362,072)	￦	397,995

	2018
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	267,602	￦	772,650	￦	(492,421)	￦	547,831
Life insurance		130,393		102,552		(113,652)		119,293

Total	￦	397,995	￦	875,202	￦	(606,073)	￦	667,124

Details of reinsurance assets included in other assets as of December 31, 2017 and 2018, are as follows:

		2017		2018
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	480,760	￦	360,997
	Automobile insurance		13,320		18,057
	Long-term insurance		89,317		109,751
	Unearned premium reserve
	General insurance		178,586		171,240
	Automobile insurance		14,986		30,864

	Sub-total		776,969		690,909

Life insurance	Reserve for outstanding claims		1,410		1,912
	Unearned premium reserve		490		448

	Sub-total		1,900		2,360

Others	Reserve for outstanding claims		3,670		3,417
	Unearned premium reserve		1,075		983

	Sub-total		4,745		4,400

Total reinsurance assets			783,614		697,669
Allowance for impairment			629		1,916

Total reinsurance assets, net		￦	782,985	￦	695,753

The changes in reinsurance assets included in other assets as of December 31, 2017 and 2018, are as follows:

		2017
		Beginning		Business combination		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	—	￦	391,305	￦	89,455	￦	480,760
	Automobile insurance		—		15,943		(2,623)		13,320
	Long-term insurance		—		87,887		1,430		89,317
	Unearned premium reserve
	General insurance		—		218,479		(39,893)		178,586
	Automobile insurance		—		17,373		(2,387)		14,986
	Long-term insurance		—		2		(2)		—

	Sub-total		—		730,989		45,980		776,969

Life insurance	Reserve for outstanding claims		1,301		—		109		1,410
	Unearned premium reserve		473		—		17		490

	Sub-total		1,774		—		126		1,900

Others	Reserve for outstanding claims		3,041		—		629		3,670
	Unearned premium reserve		1,180		—		(105)		1,075

	Sub-total		4,221		—		524		4,745

Total reinsurance assets			5,995		730,989		46,630		783,614
Allowance for impairment			—		738		(109)		629

Total reinsurance assets, net		￦	5,995	￦	730,251	￦	46,739	￦	782,985

		2018
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	480,760	￦	(119,763)	￦	360,997
	Automobile insurance		13,320		4,737		18,057
	Long-term insurance		89,317		20,434		109,751
	Unearned premium reserve
	General insurance		178,586		(7,346)		171,240
	Automobile insurance		14,986		15,878		30,864
	Sub-total		776,969		(86,060)		690,909

Life insurance	Reserve for outstanding claims		1,410		502		1,912
	Unearned premium reserve		490		(42)		448

	Sub-total		1,900		460		2,360

Others	Reserve for outstanding claims		3,670		(253)		3,417
	Unearned premium reserve		1,075		(92)		983

	Sub-total		4,745		(345)		4,400

Total reinsurance assets			783,614		(85,945)		697,669
Allowance for impairment			629		1,287		1,916

Total reinsurance assets, net		￦	782,985	￦	(87,232)	￦	695,753

37.2 Insurance Liabilities

Details of insurance liabilities as of December 31, 2017 and 2018 are as follows:

	2017
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	20,697,290	￦	7,278,112	￦	—	￦	27,975,402
Reserve for outstanding claims		2,148,923		78,423		3,670		2,231,016
Unearned premium reserve		1,392,211		1,511		1,075		1,394,797
Reserve for participating policyholders’ dividends on long-term insurance		94,005		29,150		—		123,155
Unallocated Divisible Surplus to Future Policyholders		24,304		6,264		—		30,568
Reserve for compensation for losses on dividend-paying insurance contracts		25,730		7,920		—		33,650
Guarantee reserve		—		12,687		—		12,687

Total	￦	24,382,463	￦	7,414,067	￦	4,745	￦	31,801,275

	2018
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	22,333,503	￦	7,214,765	￦	—	￦	29,548,268
Reserve for outstanding claims		2,152,018		89,400		3,417		2,244,835
Unearned premium reserve		1,393,570		2,199		983		1,396,752
Reserve for participating policyholders’ dividends on long-term insurance		104,461		30,187		—		134,648
Unallocated Divisible Surplus to Future Policyholders		40,690		4,290		—		44,980
Reserve for compensation for losses on dividend-paying insurance contracts		19,410		5,644		—		25,054
Guarantee reserve		—		18,412		—		18,412

Total	￦	26,043,652	￦	7,364,897	￦	4,400	￦	33,412,949

The changes in insurance liabilities for the years ended December 31, 2017 and 2018, are as follows:

		2017
		Beginning		Business combination		Net increase (decrease) [2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	—	￦	1,161,058	￦	33,202	￦	1,194,260
	Automobile insurance		—		1,448,313		29,256		1,477,569
	Long-term insurance		—		20,166,857		1,431,268		21,598,125
	Long-term investment contract		—		113,210		(701)		112,509
Life insurance	Pure endowment insurance		5,150,946		—		98,681		5,249,627
	Death insurance		243,008		—		123,295		366,303
	Joint insurance		1,872,706		—		(89,821)		1,782,885
	Group insurance		2,147		—		(1,078)		1,069
	Other		17,816		—		(3,633)		14,183
Others[1]			4,221		—		524		4,745

Total		￦	7,290,844	￦	22,889,438	￦	1,620,993	￦	31,801,275

		2018
		Beginning		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,194,260	￦	(139,437)	￦	1,054,823
	Automobile insurance		1,477,569		14,725		1,492,294
	Long-term insurance		21,598,125		1,788,154		23,386,279
	Long-term investment contract		112,509		(2,253)		110,256
Life insurance	Pure endowment insurance		5,249,627		(16,136)		5,233,491
	Death insurance		366,303		134,268		500,571
	Joint insurance		1,782,885		(161,425)		1,621,460
	Group insurance		1,069		(334)		735
	Other		14,183		(5,543)		8,640
Others[1]			4,745		(345)		4,400

Total		￦	31,801,275	￦	1,611,674	￦	33,412,949

[1]	Consists of contractor’s profit dividend reserve and loss on dividend insurance reserve
[2]	Including currency translation effect and decrease in liability related to investment contract

37.3 Liability adequacy test

37.3.1 Non-life insurance

(a) Assumptions and basis for the insurance liability adequacy test as of December 31, 2017 and 2018, is as follows:

	Assumptions (%)		Basis
	2017	2018
Long-term insurance
Discount rate	1.63% ~ 9.12%	2.64%~9.05%	Applied regulator’s scenario requiring use of liquidity premium over risk-free rate
Expense ratio	6.51%	6.43%	Reflected the Parent Company’s future expense cost based on the most recent one-year data
Lapse ratio	1.30%~34.80%	1.50%~31.40%	Based on the most recent five year data
Mortality	12.0% ~633.0%	9.0%~724.0%	Rate of risk to the anticipated risk premium of the insurer for the most recent five years
General insurance
Expense ratio	11.59%	10.42%	Expense ratio divided by the most recent one year accrued insurance premium
Appraisal cost ratio	4.73%	4.63%	Appraisal cost divided by the most recent three year accrued insurance premium
Claim settlement ratio	67.23%	63.77%	Claim payment divided by the most recent five year accrued insurance premium
Automobile insurance
Expense ratio	11.00%	10.11%	Expense ratio divided by the most recent one year accrued insurance premium
Appraisal cost ratio	9.33%	9.09%	Appraisal cost divided by the most recent three year accrued insurance premium
Claim settlement ratio	77.02%	77.51%	Claim payment divided by the most recent five year accrued insurance premium

The results of liability adequacy test as of December 31, 2017 and 2018, are as follows:

	2017
	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
Long-term insurance	￦	16,975,710	￦	9,463,170	￦	(7,512,540)
General insurance		354,177		305,682		(48,495)
Automobile insurance		1,011,000		964,975		(46,025)

Total	￦	18,340,887	￦	10,733,827	￦	(7,607,060)

	2018
	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
Long-term insurance	￦	18,419,316	￦	8,032,060	￦	(10,387,256)
General insurance		341,439		279,756		(61,683)
Automobile insurance		1,020,861		967,236		(53,625)

Total	￦	19,781,616	￦	9,279,052	￦	(10,502,564)

[1]

Long-term insurance is for premium reserves and unrecognized premium reserves; the premium reserve is the amount deducted from the unearned premiums and insurance contract loans in accordance with Article 6-3 of the Insurance Supervisory Regulation.

As a result of adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

37.3.2 Life insurance

Assumptions and basis for the insurance liability adequacy test as of December 31, 2016, 2017 and 2018, are as follows:

	Assumptions(%)			Basis
	2016	2017	2018
Rate of surrender value	0.48~85.55	0.44~60.30	0~64.95	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics
Rate of claim	6~140	6~118	8~122	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics
Discount rate	(3.21)~14.53	(1.95)~14.31	(1.72)~13.06	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service

Indirect costs included in commission and operating expenses were calculated based on unit cost of the expense allocation standards of the last year in accordance with the Regulation on Insurance Supervision. Direct costs included in commission and operating expenses were calculated based on estimates of future expense according to the Group’s regulations.

The results of liability adequacy test as of December 31, 2016, 2017 and 2018, are as follows:

		2016
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	31,248	￦	51,600	￦	20,352
	Non-participating		60,860		(19,237)		(80,097)

Variable interest type	Participating		1,136,049		1,120,843		(15,206)
	Non-participating		5,514,847		5,159,996		(354,851)

Variable type			(29,025)		(85,349)		(56,324)

Total		￦	6,713,979	￦	6,227,853	￦	(486,126)

		2017
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,702	￦	51,387	￦	20,685
	Non-participating		97,093		30,822		(66,271)

Variable interest type	Participating		1,136,444		1,115,755		(20,689)
	Non-participating		5,581,698		4,955,777		(625,921)

Variable type			(28,699)		(105,076)		(76,377)

Total		￦	6,817,238	￦	6,048,665	￦	(768,573)

		2018
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,563	￦	54,569	￦	24,006
	Non-participating		133,137		87,657		(45,480)

Variable interest type	Participating		1,087,007		1,087,344		337
	Non-participating		5,538,893		5,081,544		(457,349)

Variable type			(31,481)		(122,731)		(91,250)

Total		￦	6,758,119	￦	6,188,383	￦	(569,736)

As a result of adequacy test, the group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of liability adequacy test.

37.4 Insurance Income and Expenses

Insurance income and expenses for the years ended December 31, 2016, 2017 and 2018, are as follows:

		2016		2017		2018
		(In millions of Korean won)
Insurance income	Premium income	￦	1,190,422	￦	8,234,731	￦	10,730,227
	Reinsurance income		10,930		564,894		873,053
	Reversal of policy reserves		—		—		344
	Separate account income		—		118,080		360,664
	Income of change in reinsurance assets		—		49,466		—
	Other insurance income		—		3,821		10,782

	Sub-total		1,201,352		8,970,992		11,975,070

Insurance expenses	Insurance claims paid		158,789		2,945,158		4,415,760
	Dividend expenses		910		6,233		9,400
	Refunds of surrender value		690,207		2,193,843		2,855,573
	Reinsurance expenses		12,286		652,910		947,560
	Provision of policy reserves		366,145		1,644,389		1,608,519
	Separate account expenses		(207)		65,773		276,412
	Insurance operating expenses		(9,903)		293,591		418,646
	Deferred acquisition costs		100,928		361,909		606,073
	Expenses of change in reinsurance assets		—		(126)		89,621
	Claim survey expenses paid		—		20,564		38,782
	Other insurance expenses		—		193,038		218,608

	Sub-total		1,319,155		8,377,282		11,484,954

Net insurance income(expenses)		￦	(117,803)	￦	593,710	￦	490,116

37.5 Risk management of non-life insurance

37.5.1 Overview

Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with acceptance of insurance contract and payment of claims, and is classified as the insurance price risk and the reserves risk. The insurance price risk is the risk of loss that might occur when the actual risk exceeds the expected risk rate or expected insurance operating expenses ratios in calculation of premiums. It is the risk of loss that arises from differences between actual payment of claims and premiums received from policyholders. The reserves risk is the risk that arises due to a deficit in reserves at the date of assessment, making the Group unable to cover the actual claims payment in the future.

37.5.2 Purposes, policies and procedures to manage risk arising from insurance contracts

The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract’s pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and out lines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and the interest rate is adjusted accordingly, conditions of sale is changed, sale of goods is interrupted and other measures are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business related risk.

In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group supports so that policyholders are safe and the Group’s stable profit can be achieved. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.

37.5.3 Exposure to insurance price risk

According to RBC standard, exposure to insurance price risk is defined as net written premiums for prior 1 year that is calculated by adding and subtracting original insurance premium, assumed reinsurance premium and ceded reinsurance premium.

The Group’s exposure to insurance price risk as of December 31, 2017 and 2018 as follows:

	2017
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	906,603	￦	84,056	￦	(518,099)	￦	472,560
Automobile		2,000,232		—		(34,579)		1,965,653
Long-term		2,020,782		—		(276,325)		1,744,457

Total	￦	4,927,617	￦	84,056	￦	(829,003)	￦	4,182,670

	2018
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	943,770	￦	91,440	￦	(526,026)	￦	509,184
Automobile		1,940,602		—		(63,720)		1,876,882
Long-term		2,285,378		—		(326,337)		1,959,041

Total	￦	5,169,750	￦	91,440	￦	(916,083)	￦	4,345,107

37.5.4 Concentration of Insurance risk

The Group is selling general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee and special type insurances), automobile insurances (for private use, for hire, for business, bicycle and other), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing and pension) and various other insurances. The Group’s risk is distributed through reinsurance, joint acceptance and diversified selling. In addition, insurances that cover serious damage of risk, although with rare possibility of the occurrence of disaster, such as storm and flood insurance are limited, and the Group controls the risk through joint acquisition.

Loss development tables

The Group uses claim development of payments and the estimated ultimate claims for the accident years in order to maintain overall reserve adequacy in respect of general, automobile and long-term insurance. When the estimated ultimate claims are greater than claim payments, the Group establishes additional reserves. Loss development tables as of December 31, 2017 and 2018 are as follows:

<2017>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1~2013.12.31	￦	170,587	￦	203,250	￦	208,100	￦	207,329	￦	206,450
2014.1.1~2014.12.31		127,903		144,915		146,430		146,533		—
2015.1.1~2015.12.31		125,170		145,637		148,165		—		—
2016.1.1~2016.12.31		145,618		168,127		—		—		—
2017.1.1~2017.12.31		168,409		—		—		—		—

		737,687		661,929		502,695		353,862		206,450

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		133,479		184,209		198,286		200,931		202,093
2014.1.1~2014.12.31		94,901		129,652		136,689		141,170		—
2015.1.1~2015.12.31		93,443		130,430		137,854		—		—
2016.1.1~2016.12.31		108,098		151,583		—		—		—
2017.1.1~2017.12.31		132,430		—		—		—		—

		562,351		595,874		472,829		342,101		202,093

Difference (A-B)	￦	175,336	￦	66,055	￦	29,866	￦	11,761	￦	4,357

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2011.1.1~2011.12.31	￦	1,088,801	￦	1,105,501	￦	1,115,281	￦	1,119,872	￦	1,122,637	￦	1,124,045	￦	1,125,203
2012.1.1~2012.12.31		1,117,650		1,146,779		1,155,529		1,162,075		1,164,774		1,166,470		—
2013.1.1~2013.12.31		1,131,945		1,156,535		1,170,968		1,179,458		1,179,323		—		—
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		—		—		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		—		—		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		—		—		—		—		—
2017.1.1~2017.12.31		1,342,998		—		—		—		—		—		—

		8,360,050		7,129,808		5,903,360		4,673,430		3,466,734		2,290,515		1,125,203

Gross cumulative claim payments (B)
2011.1.1~2011.12.31		929,491		1,066,885		1,093,589		1,109,202		1,117,381		1,119,765		1,120,687
2012.1.1~2012.12.31		939,239		1,105,672		1,135,064		1,149,585		1,156,150		1,159,614		—
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		—		—
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		—		—		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		—		—		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		—		—		—		—		—
2017.1.1~2017.12.31		1,104,158		—		—		—		—		—		—

		6,955,473		6,870,979		5,783,073		4,616,798		3,442,148		2,279,379		1,120,687

Difference (A-B)	￦	1,404,577	￦	258,829	￦	120,287	￦	56,632	￦	24,586	￦	11,136	￦	4,516

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of ultimate claims (A)
2013.1.1~2013.12.31	￦	709,602	￦	965,587	￦	997,607	￦	1,003,646	￦	1,006,025
2014.1.1~2014.12.31		789,087		1,083,048		1,114,821		1,119,206		—
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		—		—
2016.1.1~2016.12.31		1,064,744		1,437,573		—		—		—
2017.1.1~2017.12.31		1,184,224		—		—		—		—

		4,633,133		4,705,601		3,368,479		2,122,852		1,006,025

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		671,500		953,494		989,957		999,944		1,003,715
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		—
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		—		—
2016.1.1~2016.12.31		1,017,243		1,424,948		—		—		—
2017.1.1~2017.12.31		1,130,868		—		—		—		—

		4,401,026		4,649,364		3,342,900		2,114,285		1,003,715

Difference (A-B)	￦	232,107	￦	56,237	￦	25,579	￦	8,567	￦	2,310

<2018>

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1~2014.12.31	￦	127,903	￦	144,915	￦	146,430	￦	146,533	￦	146,508
2015.1.1~2015.12.31		125,170		145,637		148,165		151,594		—
2016.1.1~2016.12.31		145,618		168,119		171,506		—		—
2017.1.1~2017.12.31		168,409		201,100		—		—		—
2018.1.1~2018.12.31		201,014		—		—		—		—

		768,114		659,771		466,101		298,127		146,508

Gross cumulative claim payments (B)
2014.1.1~2014.12.31		94,901		129,652		136,689		141,170		142,217
2015.1.1~2015.12.31		93,443		130,430		137,854		142,645		—
2016.1.1~2016.12.31		108,098		151,583		162,360		—		—
2017.1.1~2017.12.31		132,430		184,716		—		—		—
2018.1.1~2018.12.31		153,770		—		—		—		—

		582,642		596,381		436,903		283,815		142,217

Difference (A-B)	￦	185,472	￦	63,390	￦	29,198	￦	14,312	￦	4,291

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.1.1~2012.12.31	￦	1,117,650	￦	1,146,779	￦	1,155,529	￦	1,162,075	￦	1,164,774	￦	1,166,470	￦	1,165,352
2013.1.1~2013.12.31		1,131,945		1,156,535		1,170,968		1,179,458		1,179,323		1,179,514		—
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		1,212,162		—		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		—		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		1,287,728		—		—		—		—
2017.1.1~2017.12.31		1,342,998		1,348,828		—		—		—		—		—
2018.1.1~2018.12.31		1,468,784		—		—		—		—		—		—

		8,740,033		7,373,135		6,075,807		4,816,602		3,556,259		2,345,984		1,165,352

Gross cumulative claim payments(B)
2012.1.1~2012.12.31		939,239		1,105,672		1,135,064		1,149,585		1,156,150		1,159,614		1,160,769
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		1,175,681		—
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		—		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		—		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		1,264,651		—		—		—		—
2017.1.1~2017.12.31		1,104,158		1,306,235		—		—		—		—		—
2018.1.1~2018.12.31		1,224,820		—		—		—		—		—		—

		7,250,802		7,110,329		5,954,135		4,753,375		3,529,347		2,335,295		1,160,769

Difference (A-B)	￦	1,489,231	￦	262,806	￦	121,672	￦	63,227	￦	26,912	￦	10,689	￦	4,583

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
		(In millions of Korean won)
Estimate of ultimate claims (A)
2014.1.1~2014.12.31	￦	789,087	￦	1,083,048	￦	1,114,821	￦	1,119,206	￦	1,122,192
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		1,266,881		—
2016.1.1~2016.12.31		1,064,744		1,437,573		1,485,839		—		—
2017.1.1~2017.12.31		1,184,224		1,614,903		—		—		—
2018.1.1~2018.12.31		1,372,706		—		—		—		—

		5,296,237		5,354,917		3,856,711		2,386,087		1,122,192

Gross cumulative claim payments (B)
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		1,262,528		—
2016.1.1~2016.12.31		1,017,243		1,424,948		1,477,415		—		—
2017.1.1~2017.12.31		1,130,868		1,599,227		—		—		—
2018.1.1~2018.12.31		1,319,613		—		—		—		—

		5,049,139		5,295,097		3,830,358		2,376,869		1,119,531

Difference (A-B)	￦	247,098	￦	59,820	￦	26,353	￦	9,218	￦	2,661

37.5.5 Sensitivity analysis of insurance risk

The Group manages insurance risk by performing sensitivity analysis based on discount rate, loss ratio and insurance operating expenses ratio which are considered to have significant influence on future cash flow, timing and uncertainty. According to result of sensitivity analysis there is no material influence on the equity and net profit before tax.

	Assumption change	2017 Effect on LAT
		(In millions of Korean won)
Surrenders and termination rates	10%	￦ 363,663
	-10%	(399,768)
Loss ratio	10%	3,365,242
	-10%	(3,365,242)
Insurance operating expenses ratio	10%	293,299
	-10%	(293,299)
Discount rate	+0.5%	(1,254,409)
	-0.5%	1,490,817

	Assumption change	2018 Effect on LAT
		(In millions of Korean won)
Surrenders and termination rates	10%	￦ 440,697
	-10%	(481,587)
Loss ratio	10%	4,235,661
	-10%	(4,235,661)
Insurance operating expenses ratio	10%	332,885
	-10%	(332,885)
Discount rate	+0.5%	(1,297,557)
	-0.5%	1,608,051

37.5.6 Liquidity risk of insurance contracts

Liquidity risk arising from insurance contracts is the increase in refunds at maturity caused by concentrations of maturity, the increase in surrender values caused by unexpected amounts in cancellation and the increase in payments of claims caused by catastrophic events. The Group manages payment of refunds payable at maturity by analyzing maturity of insurance.

Premium reserve’s maturity structure as of December 31, 2017 and 2018, as follows:

	2017[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Non-linked	￦	26,239	￦	297,196	￦	117,610	￦	40,229	￦	94,477	￦	575,751
Linked		458,340		2,723,485		2,135,336		926,591		10,269,931		16,513,683

Sub-total		484,579		3,020,681		2,252,946		966,820		10,364,408		17,089,434

Annuity
Non-linked		19		92		2,117		3,956		1,401		7,585
Linked		153		46,987		307,455		1,089,983		2,141,589		3,586,167

Sub-total		172		47,079		309,572		1,093,939		2,142,990		3,593,752

Asset-linked
Linked		—		27,499		—		—		—		27,499
Total
Non-linked		26,258		297,288		119,727		44,185		95,878		583,336
Linked		458,493		2,797,971		2,442,791		2,016,574		12,411,520		20,127,349

Total	￦	484,751	￦	3,095,259	￦	2,562,518	￦	2,060,759	￦	12,507,398	￦	20,710,685

[1]	Includes long-term investment contract amounting to ￦112,510 million.

	2018[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Non-linked	￦	27,477	￦	301,842	￦	94,503	￦	41,129	￦	95,851	￦	560,802
Linked		419,874		2,774,991		2,169,861		726,859		11,900,385		17,991,970

Sub-total		447,351		3,076,833		2,264,364		767,988		11,996,236		18,552,772

Annuity
Non-linked		5		251		2,279		3,736		1,327		7,598
Linked		200		58,182		339,662		1,176,168		2,194,381		3,768,593

Sub-total		205		58,433		341,941		1,179,904		2,195,708		3,776,191

Asset-linked
Linked		—		27,480		—		—		—		27,480
Total
Non-linked		27,482		302,093		96,782		44,865		97,178		568,400
Linked		420,074		2,860,653		2,509,523		1,903,027		14,094,766		21,788,043

Total	￦	447,556	￦	3,162,746	￦	2,606,305	￦	1,947,892	￦	14,191,944	￦	22,356,443

[1]	Includes long-term investment contract amounting to ￦110,255 million.

37.5.7 Credit risk of insurance contract

Credit risk of insurance contract is the economic loss arising from non-performing contractual obligations due to decline in credit ratings or default. Through strict internal review, the Group cedes insurance contracts to the insurers rated above BBB- of S&P rating.

As of December 31, 2018, there are 155 reinsurance companies that deal with the Group, and the top three reinsurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	70.21%	AA
SWISSRE	4.34%	AAA
HDIgerling	2.85%	AA+

Exposures to credit risk related to reinsurance as of December 31, 2018 as follows:

	2017		2018
	(In millions of Korean won)
Reinsurance assets[1]	￦	776,340	￦	688,993
Net receivables from reinsurers[2]		237,750		398,575

Total	￦	1,014,090	￦	1,087,568

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and after allowance for loan losses

37.5.8 Interest risk of insurance contract

The interest rate risk exposure from the Group’s insurance contracts is the risk of unexpected losses in net interest income or net assets arising from changes in interest rates and it is managed to minimize the loss experienced. For long-term, non-life insurance contracts, the Group calculates exposure of interest-bearing assets and interest-bearing liabilities. Liabilities exposure is premium reserves after subtracting costs of termination deductions. Asset exposure is interest-bearing assets. Assets that receive only fees without interest are excluded from interest bearing assets. Exposures to interest rate risk as of December 31, 2017 and 2018, are as follows:

i) Exposure to interest rate risk

	2017
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	582,345
Variable interest rate		18,548,946

Total		19,131,291

Assets
Due from banks		167,312
Financial assets at fair value through profit or loss		325,844
Available-for-sale financial assets		6,066,290
Held-to-maturity financial assets		6,501,529
Loans		6,338,470

Total	￦	19,399,445

	2018
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	560,471
Variable interest rate		20,332,094

Total		20,892,565

Assets
Due from financial institutions at amortized cost and cash		100,701
Financial assets at fair value through profit or loss		4,257,959
Financial assets at fair value through other comprehensive income		2,691,744
Financial assets at amortized cost		7,718,337
Loans		6,877,139

Total	￦	21,645,880

ii) Measurement and recognition method

Duration is used to measure interest rate risk within risk based solvency test. ALM system is utilized to manage interest rate risk internally. In addition, Risk Management Committee sets ALM strategy every year to manage interest rate risk.

iii) Sensitivity to changes in interest rates

Generally, when interest rates rise, the value and duration of assets and liabilities fall when interest rates fall, value and duration of assets and liabilities increase. Where duration of assets is shorter than that of liabilities with the interest rates fall, the interest risk is increased since the incremental portion of liabilities exceeds that of assets.

iv) Negative spread risk control

In order to manage the reverse margins risk between interest expenses from liabilities and investment incomes on assets, the Group set the disclosure rate every month considering the market interest rate and the managing portfolio’s profit ratio.

37.6 Risk management of life insurance

37.6.1 Overview

Insurance risk is the risk of loss arising from the actual risk at the time of claims exceeding the estimated risk at the time of underwriting. Insurance risk is classified by insurance price risk and policy reserve risk. Insurance price risk is the risk of loss arising from differences between received from policyholders and actual claims paid. Policy reserve risk is the risk of loss arising from differences between policy reserves the Group holds and actual claims to be paid. The Group measures only insurance price risk under RBC requirement because life insurance claim payout is mainly in a fixed amount with less volatility in policy reserve and shorter waiting period before payment

37.6.2 Concentration of insurance risk and reinsurance policy

The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process:

i.

In the decision-making process of launching a new product, the Group makes a decision on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management.

ii.	The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.

37.6.3 The characteristic and exposure of insurance price risk

The exposure of insurance price risk is measured by the risk premium for all insurance contracts held for one year prior to the calculation date. The premium for risk retention is calculated by adding direct insurance premium and reinsurance assumed premium, and deducting reinsurance ceded premium (which is paid to reinsurance companies). If the holding risk premium is less than zero, the exposure of the insurance price is measured as zero.

The insurance risk of a life insurance company is measured by insurance price risk. As the life insurance coverage is in the form of a fixed payment, the fluctuation of policy reserve is small and the period from insured event to claims payment is not long. The policy reserve risk is managed by assessments of adequacy of the policy reserve.

The insurance price risk is managed through insurance risk management regulation established by Risk Management Committee.

The maximum exposures to insurance price risk as of December 31, 2017 and 2018, are as follows:

	2017
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	14,356	￦	10,279
Disability		1,331		899
Hospitalization		1,233		747
Operation and diagnosis		3,326		1,977
Actual losses for medical expense		817		403
Others		753		376

Total	￦	21,816	￦	14,681

	2018
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,264	￦	6,758
Disability		858		296
Hospitalization		1,287		358
Operation and diagnosis		3,936		1,031
Actual losses for medical expense		1,059		85
Others		1,019		96

Total	￦	21,423	￦	8,624

Average ratios of claims paid per risk premium received on the basis of exposure before mitigation for the past three years as of December 31, 2017 and 2018, were 65.9% and 67.6%, respectively.

The exposure of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2017 and 2018, are as follows:

	2017				2018
	Policyholders reserve[1]		Guarantee reserve		Policyholders reserve[1]		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	461,309	￦	3,485	￦	359,617	￦	2,688
Variable universal		97,893		3,572		84,783		4,129
Variable saving		429,985		316		542,035		396

Total	￦	989,187	￦	7,373	￦	986,435	￦	7,213

[1]	Excluding the amount of the lapsed reserve

37.6.4 Assumptions used in measuring insurance liabilities

The Group applies assumed rates defined in the premium and liability reserve calculation manual under regulation on supervision of insurance business when measuring insurance liabilities at every reporting period. For interest sensitive insurance, credit rate stated in the premium and liabilities reserve calculation manual, which is calculated based on adjusted external base rate and return rate of asset management according to Article 6-12 of the Regulation on Supervision of Insurance Business.

Reserve amount should exceed the standard reserve which is calculated using the standard interest rate and standard risk rate under regulation on supervision of insurance business.

37.6.5 Premium reserves and unearned premium reserves residual maturity

Premium reserves and unearned premium reserves classified based on each residual maturity as of December 31, 2018 and 2018, are as follows:

	2017
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	971,517	￦	660,139	￦	829,157	￦	591,689	￦	333,031	￦	3,892,579	￦	7,278,112

	2018
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	984,201	￦	530,322	￦	777,690	￦	575,712	￦	341,112	￦	4,005,728	￦	7,214,765

37.7 The Overlay Approach

The Group applied “The Overlay Approach” under IFRS 4 at the initial application of IFRS 9.

Details of financial assets applied “The Overlay Approach” as of December 31, 2018, are as follows:

	2018
	(In millions of Korean won)
Financial assets designated at fair value through profit or loss
Cash and due from financial institutions	￦	172,777
Debt securities		7,044,081
Equity securities		81,949

Total	￦	7,298,807

Changes of net losses on overlay adjustment for the year ended December 31, 2018, are as follows:

	Net losses on overlay adjustment[2]
	(In millions of Korean won)
Beginning[1]	￦	(7,559)
Recognition due to acquisition		17,205
Reclassification to profit or loss due to disposal		(16,792)
Recognition of OCI from profit or loss due to re-designation		—
Recognition of profit or loss from OCI due to de-designation		—

Ending	￦	(7,146)

[1]	Calculated based on IFRS 9
[2]	Amounts are net of tax